Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of June 30, 2025 and December 31, 2024, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2024	$21,928,937	$230,323	$5,231,077	$287,535	$692,886	$28,370,758
Additions	4,042,955	-	1,582,988	293,398	-	5,919,341
Disposals and transfers	1,682,826	(10,885)	(1,202,765)	16,217	(687,886)	(202,493)
Balance as of December 31, 2024	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606
Additions	123,181	10,603	605,096	182,112	-	920,992
Disposals and transfers	-	-	-	-	-	-
Balance as of June 30, 2025	$27,777,899	$230,041	$6,216,396	$779,262	$5,000	$35,008,598

Accumulated Depreciation
Balance as of January 1, 2024	$(4,234,199)	$(156,130)	$(1,958,989)	$(133,853)	$-	$(6,483,171)
Depreciation	(1,504,289)	(27,854)	52,013	(77,132)	(4,557)	(1,561,819)
Balance as of December 31, 2024	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)
Depreciation	(643,594)	(6,058)	(295,040)	(43,013)	(443)	(988,148)
Balance as of June 30, 2025	$(6,382,082)	$(190,042)	$(2,202,016)	$(253,998)	$(5,000)	$(9,033,138)

Net Book Value
June 30, 2025	$21,395,817	$39,999	$4,014,380	$525,264	$-	$25,975,460
December 31, 2024	$21,916,230	$35,454	$3,704,324	$386,165	$443	$26,042,616

As of December 31, 2024 and 2023, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2023	$15,304,955	$193,892	$5,570,345	$287,535	$692,886	$22,049,613
Additions	7,097,559	36,431	473,577	-	-	7,607,567
Disposals and transfers	(473,577)	-	(812,845)	-	-	(1,286,422)
Balance as of December 31, 2023	$21,928,937	$230,323	$5,231,077	$287,535	$692,886	$28,370,758
Additions	4,042,955	-	1,582,988	293,398	-	5,919,341
Disposals and transfers	1,682,826	(10,885)	(1,202,765)	16,217	(687,886)	(202,493)
Balance as of December 31, 2024	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606

Accumulated Depreciation
Balance as of January 1, 2023	$(3,632,381)	$(110,811)	$(1,030,835)	$(103,319)	$-	$(4,877,346)
Depreciation	(601,818)	(45,319)	(928,154)	(30,534)	-	(1,605,825)
Balance as of December 31, 2023	$(4,234,199)	$(156,130)	$(1,958,989)	$(133,853)	$-	$(6,483,171)
Depreciation	(1,504,289)	(27,854)	52,013	(77,132)	(4,557)	(1,561,819)
Balance as of December 31, 2024	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)

Net Book Value
December 31, 2024	$21,916,230	$35,454	$3,704,324	$386,165	$443	$26,042,616
December 31, 2023	$17,694,738	$74,193	$3,272,088	$153,682	$692,886	$21,887,587